Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

The table below sets out costs and accumulated depreciation as at December 31, 2018 and 2017:

	Exploration Equipment	Computer Equipment	Computer Software	Total
Cost
Balance – December 31, 2016	47	10	136	193
Additions	20	-	-	20
Balance – December 31, 2017 and 2018	67	10	136	213

Accumulated Depreciation
Balance – December 31, 2016	32	7	100	139
Depreciation	6	1	18	25
Balance – December 31, 2017	38	8	118	164
Depreciation	5	1	8	14
Balance – December 31, 2018	43	9	126	178

Carrying Amount
As at December 31, 2016	15	3	36	54
As at December 31, 2017	29	2	18	49
As at December 31, 2018	24	1	10	35